LOANS PAYABLE AND DEBT (Details Narrative) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2020	Dec. 31, 2019
Sulliden Mining Capital Inc [member]
Statement [Line Items]
Loan Agreement		$ 0.5
Repayment		0.5
Interest	12.00%
Medivolve Inc [member]
Statement [Line Items]
Loan Agreement		0.5
Repayment		$ 0.5
Interest	10.00%